Offerings - Offering: 1	Sep. 14, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	160,000,000
Proposed Maximum Offering Price per Unit	11.47
Maximum Aggregate Offering Price	$ 1,835,200,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 253,441.12
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), there is also being registered hereby such indeterminate number of additional shares of common stock, par value $0.01 per share ("Common Stock"), of the registrant as may be issued or issuable because of stock splits, stock dividends, stock distributions, and similar transactions. (2) Represents shares of Common Stock that are available to be issued and sold by the registrant to Chardan Capital Markets LLC ("Chardan") from time to time at the registrant's election pursuant to a ChEF Purchase Agreement (the "Purchase Agreement"), dated as of October 22, 2025, between the registrant and Chardan, as amend by certain amendment No. 1, dated as of September 1, 2026, and amendment No. 2, dated September 14, 2026, subject to satisfaction of the conditions set forth therein. (3) Estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the shares of common stock of the registrant on The Nasdaq Capital Market on September 10, 2026. This calculation is in accordance with Rule 457(c) of the Securities Act.